Cash and cash equivalents and short term investments (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents
The following table summarises the cash and cash equivalents outstanding in the consolidated statement of financial position as at the dates presented:

	Year ended 31 December
	2023	2022
	€ million	€ million
Cash at banks and on hand	465	491
Short-term deposits and securities	954	896
Total cash and cash equivalents	1,419	1,387
Cash and cash equivalents are held in the following currencies as at the dates presented:

	Year ended 31 December
	2023	2022
	€ million	€ million
Euro	662	477
British pound	305	190
US dollar	64	88
Norwegian krone	58	35
Swedish krona	26	21
Australian dollar	118	358
Indonesian rupiah	48	26
Papua New Guinean kina	42	102
Other	96	90
Total cash and cash equivalents	1,419	1,387